Business Developments - Narrative (Details) ¥ in Millions, $ in Millions	6 Months Ended				12 Months Ended
	Sep. 30, 2022 JPY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 JPY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on valuation adjustment for loans held for sale	¥ 209,107		¥ 0
Impairment reversal of assets held for sale	134,141		0
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on valuation adjustment for loans held for sale			¥ 134,141		¥ 134,141
Impairment reversal of assets held for sale	¥ 134,141
Income (loss) from discontinued operation before income tax | $		$ 346,781		$ 70,029